Information by segment and main country	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Information by segment and main country	2Information by segment and main country

Accounting policies
Segment accounting policies are the same as the accounting policies applied by the company. Operating segments are components of the company’s business activities for which separate financial information is available that is evaluated regularly by the Chief Operating Decision-Maker (the Board of Management of the
company). The Board of Management decides how to allocate resources and assesses performance.
Reportable segments comprise the operating segments Diagnosis & Treatment, Connected Care and Personal
Health. Besides these reportable segments, segment Other comprises Philips’ central Innovation & Design, IP royalty activities, corporate central costs, and other minor items not allocated to the operating segments.
Accounting estimates and judgments
Determining reportable segments requires significant judgment and involves evaluating the information that is reviewed by the Chief Operating Decision-Maker (the Board of Management) to assess performance and allocate resources, in accordance with IFRS 8 'Operating Segments'.

The Philips reportable segments are Diagnosis & Treatment, Connected Care and Personal Health, each being responsible for the management of its Businesses worldwide.
Philips focuses on improving people’s lives through meaningful innovation. The Diagnosis & Treatment segment unites the Businesses related to the goal of precision diagnosis and disease pathway selection, and the Businesses related to image-guided, minimally invasive treatment. The Connected Care segment focuses on patient care solutions, advanced informatics and analytics, and patient and workflow optimization inside and outside the hospital, and aims to unlock synergies from integrating and optimizing patient care pathways, and leveraging provider-payer-patient business models. The Personal Health segment focuses on healthy living and preventative care.
Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales. Sales by country is presented based on the country of seller.
Philips Group
Information on income statements in millions of EUR

	Sales	Sales including intercompany	Depreciation and amortization ¹	Adjusted EBITA
2025
Diagnosis & Treatment	8,531	8,986	(265)	998
Connected Care	5,076	5,100	(404)	544
Personal Health	3,673	3,765	(112)	662
Other	554	703	(344)	(9)
Inter-segment eliminations		(720)
Philips Group	17,834	17,834	(1,125)	2,195

2024
Diagnosis & Treatment	8,790	9,269	(464)	1,018
Connected Care	5,134	5,163	(403)	494
Personal Health	3,486	3,566	(117)	584
Other	611	750	(406)	(18)
Inter-segment eliminations		(726)
Philips Group	18,021	18,021	(1,390)	2,077

2023
Diagnosis & Treatment	8,825	9,269	(306)	1,028
Connected Care	5,138	5,149	(445)	369
Personal Health	3,602	3,685	(115)	597
Other	604	413	(394)	(73)
Inter-segment eliminations		(346)
Philips Group	18,169	18,169	(1,261)	1,921
[1]Includes impairments (excluding goodwill impairment); for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
The term Adjusted EBITA* is used to evaluate the performance of Philips and its segments. Adjusted EBITA*
represents income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill (EBITA) and excluding gains or losses from restructuring costs, acquisition-related charges and other items.
Adjusted EBITA* is not a recognized measure of financial performance under IFRS. Reconciliations of Adjusted
EBITA* to the most directly comparable IFRS measure, Net income, for the years indicated are presented in the accompanying tables. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.
Philips Group
Reconciliation from net income to Adjusted EBITA in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2025
Net Income	897
Discontinued operations, net of income taxes	4
Income tax expense (benefit)	282
Income before taxes	1,182
Results of associates	9
Financial expenses	346
Financial income	(113)
Income from operations	1,424	804	89	631	(100)
Amortization and impairment of acquired intangible assets	240	73	141	14	12
EBITA	1,665	877	230	645	(88)
Restructuring and acquisition- related charges	260	43	126	17	74
Other items:	270	77	188	-	5
Respironics field-action running costs	112	-	112	-	-
Respironics consent decree charges	97	-	97	-	-
Quality actions	89	77	12	-	-
Contract settlement gain	(27)	-	(27)	-	-
Remaining items	(1)	-	(6)	-	5
Adjusted EBITA *	2,195	998	544	662	(9)
Philips Group
Reconciliation from net income to Adjusted EBITA in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2024
Net Income	(698)
Discontinued operations, net of income taxes	(142)
Income tax expense (benefit)	963
Income before taxes	123
Results of associates	124
Financial expenses	387
Financial income	(105)
Income from operations	529	592	(466)	544	(142)
Amortization and impairment of acquired intangible assets	392	225	141	15	12
EBITA	921	817	(324)	559	(130)
Restructuring and acquisition- related charges	326	157	53	25	92
Other items:	830	45	765	-	20
Respironics litigation provision	984	-	984	-	-
Respironics insurance income	(538)	-	(538)	-	-
Respironics field-action running costs	133	-	133	-	-
Respironics consent decree charges	113	-	113	-	-
Quality actions	123	45	78	-	-
Remaining items	16	-	(4)	-	20
Adjusted EBITA *	2,077	1,018	494	584	(18)
Philips Group
Reconciliation from net income to Adjusted EBITA in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2023
Net Income	(463)
Discontinued operations, net of income taxes	10
Income tax expense (benefit)	(73)
Income before taxes	(526)
Results of associates	98
Financial expenses	376
Financial income	(63)
Income from operations	(115)	721	(1,199)	552	(190)
Amortization and impairment of acquired intangible assets	290	89	178	14	9
Impairment of goodwill	8	8	-
EBITA	183	818	(1,020)	567	(181)
Restructuring and acquisition- related charges	381	118	115	9	140
Other items:	1,358	92	1,275	22	(32)
Respironics litigation provision	575	-	575	-	-
Respironics field-action connected to the proposed consent decree	363	-	363	-	-
Respironics field-action running costs	224	-	224	-	-
Quality actions	175	81	94	-	-
Provision for a legal matter	31	-	31	-	-
Investment re-measurement loss	23	-	-	23	-
Gain on divestment of business	(35)	-	-	-	(35)
Remaining items	2	11	(12)	(1)	3
Adjusted EBITA *	1,921	1,028	369	597	(73)
Philips Group
Main countries in millions of EUR

	Sales	Tangible and intangible assets ¹
2025
Netherlands	2,546	1,592
United States	7,130	10,102
China	1,202	224
Japan	883	359
Germany	652	447
Other countries	5,421	1,333
Total main countries	17,834	14,057

2024
Netherlands	2,506	1,662
United States	7,227	11,607
China	1,153	250
Japan	886	396
Germany	653	392
Other countries	5,596	1,509
Total main countries	18,021	15,816

2023
Netherlands	2,390	1,624
United States	7,178	11,410
China	1,408	234
Japan	941	407
Germany	573	348
Other countries	5,679	1,527
Total main countries	18,169	15,550
[1]Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill